Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases	Leases
We have operating leases for office space, customer centers and a fleet of dedicated vans. Our leases have remaining lease terms of 1 to 18 years, some of which include options to extend the leases for up to 5 years, and some of which include options to terminate the leases within 1 year.
As of December 31, 2022, our weighted-average discount rate and weighted-average remaining lease term were approximately 7% and 8 years, respectively. As of December 31, 2021, our weighted-average discount rate and weighted-average remaining lease term were approximately 7% and 9 years, respectively.
We had no finance leases as of any of years presented. We had not entered into leases that had not yet commenced as of any of the years presented.
As a result of the impact of COVID-19 to the travel industry and our business and results of operations, during 2020, we renegotiated some of our lease contracts which included anticipated termination, payment forgiveness and deferral of payments, and in some cases the negotiation is still open to new amendments as new events evolve.
Supplemental cash flow information related to leases were as follows:

	Year ended December 31
	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating lease payments	$6,190	$7,702
As of December 31, 2022, the operating lease liabilities will mature over the following periods:

As of December 31, 2022
2023	$6,266
2024	5,120
2025	3,635
2026	3,524
2027	2,826
2028 and thereafter	9,300
Total remaining lease payments	$30,671
Less: Imputed interest	(7,439)
Total operating lease liabilities:	$23,232
Current operating lease liability	6,081
Non-current operating lease liability	$17,151
Operating lease costs were $8,899, $7,702 and $10,348 for the years ended December 31, 2022, 2021 and 2020, respectively.
Lease Agreements
We have operating leases outstanding for office space in Mexico with Inmobiliaria Buenaventuras, S.A. de C.V., an entity related to JBA, a member of the board of our subsidiary, Viajes Beda.
As of December 31, 2022 and 2021, our weighted-average discount rate under these agreements was approximately 4.4% and 5.3%, respectively, and the weighted average remaining lease term under these agreements was approximately 3 years. Operating lease costs under these agreements were $134 and $235 for the years ended December 31, 2022 and 2021, respectively.
Supplemental consolidated balance sheet information related to these lease agreements were as follows:

As of December 31, 2022
Operating lease right-of-use assets	134
Total operating lease right-of-use assets	$134

Current lease liabilities	108
Non-current lease liabilities	26
Total operating lease liabilities	$134